FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Cash and cash equivalents	$ 128,000,000	$ 241,000,000					$ 161,000,000
Debt issue costs	5,000,000	7,000,000
Revolving Bank Line
Disclosure of detailed information about hedging instruments [line items]
Unutilized borrowing facilities	237,000,000	226,000,000
Securitisations
Disclosure of detailed information about hedging instruments [line items]
Recognised liabilities representing continuing involvement in derecognised financial assets	0	0
Unutilized borrowing facilities	125,000,000
Foreign Currency Forward Contracts | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument				$ 143		$ 41
Unrealized gain (loss) on derivatives	3,000,000	1,000,000
Gains (losses) on financial assets at fair value through profit or loss	3,000,000	4,000,000
Sensitivity analysis on derivative instrument, change in exchange rate, impact	1,000,000
Foreign Currency Options | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument | €			€ 30,000,000		€ 60,000,000
Unrealized gain (loss) on derivatives	1,000,000	$ 1,000,000
Sensitivity analysis on derivative instrument, change in exchange rate, impact	$ 1,000,000
Commodity price risk | Expected Natural Gas Consumption
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, percentage	5.00%	6.00%
Commodity price risk | Forecasted Electricity Consumption
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, percentage purchased in regulated markets	57.00%	62.00%
Commodity price risk | Deregulated Electricity Consumption
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, percentage	30.00%	43.00%
Currency risk
Disclosure of detailed information about hedging instruments [line items]
Hedging instrument, maximum percentage of foreign exchange exposures	100.00%
Hedging instrument, period	3 years
Credit risk | Trade receivables
Disclosure of detailed information about hedging instruments [line items]
Allowance account for credit losses of financial assets	$ 1,000,000	$ 1,000,000